Stockholders’ Deficit (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders’ Equity [Abstract]
Schedule of Fair Value Incentive Shares Determined Utilizing Level 2 Inputs	The key inputs are presented in the table below:
	Valuation as of February 13, 2024
	Initial shares	Tranche 1	Tranche 2
Stock price	$0.8	$0.8	$0.8
Volatility	97.1%	97.1%	97.1%
Remaining term	0.75	1.00	1.00
Risk-free rate	5.03%	4.87%	4.87%